Basis of preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
A.1. International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2021, 2020 and 2019.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of December 31, 2021.
The consolidated financial statements of Sanofi as of December 31, 2021 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of December 31, 2021.
IFRS as endorsed by the European Union as of December 31, 2021 are available under the heading “IFRS Financial Statements” via the following web link:
https://www.efrag.org/Endorsement.
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.
A.2. New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2021
On March 31, 2021, the IASB issued “COVID-19-Related Rent Concessions beyond June 30, 2021”, an amendment to IFRS 16 effective from August 31, 2021 onwards. The amendment enables lessees, subject to certain conditions, to opt out of the requirement to determine whether a COVID-19-related rent concession is a lease modification. Application of this amendment had no material impact on Sanofi.
In its March 2021 update, the IFRS IC published a final agenda decision clarifying how to account for costs of configuring or customising a supplier’s application software in a Software as a Service (SaaS) arrangement, which requires such costs to be recognized as an expense. Applying that decision has resulted in a change in accounting policy, the effects of which have been reflected retrospectively in accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors). Consequently, the previously published periods have been adjusted, with the impact of first-time application reflected as from January 1, 2019, the beginning of the earliest comparative financial period presented. The adjustment as of that date represented a negative amount of €31 million, with the opposite entry recognized in equity. The table below shows the impacts on line items in the consolidated balance sheet affected by this change in accounting policy for the two comparative financial periods:

(€ million)	December 31, 2019		December 31, 2020
Other intangible assets (a)	(63)		(80)
Deferred tax assets	15		19
Non-current assets	(48)		(61)
Total assets	(48)		(61)
Equity attributable to equity holders of Sanofi	(48)	(b)	(61)	(c)
Total equity and liabilities	(48)		(61)
(a) The impact of €(80) million on Other intangible assets as of December 31, 2020 comprises:
•an impact of €(115) million on the gross value of Other intangible assets, comprising (i) €(55) million as of January 1, 2019; (ii) €(30) million for the year ended December 31, 2019 (of which €(29) million relates to acquisitions and other increases in the period, as reflected within Acquisitions of property, plant and equipment and intangible assets in the consolidated statement of cash flows; and (iii) €(30) million in the year ended December 31, 2020 (of which €(31) million relates to acquisitions and other increases in the period, as reflected within Acquisitions of property, plant and equipment and intangible assets in the consolidated statement of cash flows;
•an impact of €35 million on amortization and impairment of Other intangible assets, comprising (i) €15 million as of January 1, 2019; (ii) €7 million for the year ended December 2019; and (iii) €13 million for the year ended December 31, 2020. The impacts arising in the years ended December 31, 2019 and 2020 have been reflected within Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets in the consolidated statement of cash flows.
(b) For the year ended December 31, 2019: includes impacts of €(22) million on income before taxes (operating income) and €(16) million on net income.
(c) For the year ended December 31, 2020: includes impacts of €(18) million on income before taxes (operating income) and €(14) million on net income.

In its April 2021 Update, the IFRS IC published a final agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement; (ii) capped at a specified number of years of service; and (iii) linked to the employee's length of service at the date of retirement.
In that decision, the IFRS IC took the view that the obligation should be recognized only over the years of service preceding the date of retirement in respect of which the employee generates entitlement to the benefit. Applying that decision has resulted in a change in accounting policy, the effects of which have been reflected retrospectively in accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors). Consequently, the previously published periods have been adjusted, with the impact of first-time application reflected as from January 1, 2019, the beginning of the earliest comparative financial period presented. The opposite entry to the adjustment as of that date was recognized in equity. The service cost (including past service cost), interest cost and actuarial gains and losses have been adjusted, as have the related deferred taxes. The impacts of the decision are presented in Note D.19.1., "Provisions for pensions and other post-employment benefits" .
As a reminder, Sanofi early adopted in its consolidated financial statements for the year ended December 31, 2020 (with no material impact) the Phase 2 amendment to IFRS 9 relating to interest rate benchmark reform.
A.2.2. New pronouncements issued by the IASB and applicable from 2022 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2022 or subsequent years, and Sanofi’s position regarding future application.
On May 14, 2020, the IASB issued “Reference to the Conceptual Framework”, an amendment to IFRS 3; “Proceeds before Intended Use”, an amendment to IAS 16; “Onerous Contracts — Cost of Fulfilling a Contract”, an amendment to IAS 37; and “Annual Improvements to IFRS standards 2018-2020”. Sanofi does not expect a material impact from those amendments, which are applicable at the earliest from January 1, 2022. Sanofi has not early adopted those amendments.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1. On February 12, 2021, the IASB issued an amendment to IAS 1 concerning accounting policy disclosures, and an amendment to IAS 8 concerning the definition of accounting estimates. On May 7, 2021, the IASB issued an amendment to IAS 12 concerning deferred tax related to assets and liabilities arising from a single transaction. Sanofi does not expect any material impact from the application of these amendments, which are effective (subject to endorsement by the European Union) for annual reporting periods beginning on or after January 1, 2023. Sanofi will not early adopt these amendments.
A.3. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13. and D.23.);
•impairment of property, plant and equipment and intangible assets (see Notes B.6. and D.5.);
•the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4., D.4. and D.5.);
•the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.) and of contingent consideration payable (see Notes B.3. and D.18.);
•the measurement of financial assets at amortized cost (see Note B.8.5.);
•the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.); and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences (see Notes B.22. and D.14.).
Actual results could differ from these estimates.
A.4. Hyperinflation
In 2021, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. In 2018, following changes to the Venezuelan foreign exchange system, the “DICOM” rate was replaced by the “PETRO” rate (with a floating US dollar/bolivar parity) and the strong bolivar (“VEF”) was replaced by the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Finally, in October 2021 a new currency called the “Digital Bolivar” (VED) was introduced at a rate of 1 VED to 1,000,000 sovereign bolivars. Consequently, the contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina and Lebanon, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in those countries. Consequently, Sanofi has treated Argentina (since July 1, 2018) and Lebanon (since January 1, 2020) as hyperinflationary economies, and applies IAS 29. The impact of the adjustments arising from applying IAS 29 to the financial statements of Sanofi subsidiaries in Argentina and Lebanon was immaterial as of December 31, 2021.
For Lebanon, following the emergence of the Sayfara foreign exchange platform in 2021 and the evolution of the business model of Sanofi's Lebanese subsidiary, the hyperinflation treatment has been adjusted by applying the Sayrafa rate when translating the subsidiary's financial statements in order to reflect the impact at the level of the Sanofi consolidated financial statements. The impacts of these adjustments are not material.
A.5. Withdrawal of the United Kingdom from the European Union
The withdrawal of the United Kingdom from the European Union has not had a material impact on the consolidated financial statements.
A.6. COVID-19 pandemic
As a reminder, COVID-19 – confirmed as a pandemic by the World Health Organisation on March 11, 2020 – had no major impact on the Sanofi consolidated financial statements for the year ended December 31, 2020. Specifically, the pandemic did not create any uncertainties which appreciably called into question the estimates and assumptions made by management.
From the first half of 2021, a return to normal activity levels was observed in the principal markets where Sanofi operates, which continued through the second half of the year. Sanofi will continue to monitor the situation, and to update management’s estimates and assumptions accordingly.
Effect of the COVID-19 pandemic on accounts receivable
As of December 31, 2021, Sanofi has identified nothing that would indicate a material increase in expected credit risk, especially as regards its principal customers.
Effect of the COVID-19 pandemic on the liquidity position
The COVID-19 pandemic did not have a negative impact on Sanofi’s liquidity position as of December 31, 2021.
A.7. Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK
On February 18, 2020, Sanofi and the US Department of Health and Human Services extended their research and development partnership to leverage Sanofi’s previous development work on a SARS vaccine to attempt to unlock a fast path forward for developing a COVID-19 vaccine. Under the terms of the collaboration, the Biomedical Advanced Research and Development Authority (BARDA), part of the Office of the Assistant Secretary for Preparedness and Response within the US Department of Health and Human Services, is helping to fund the research and development undertaken by Sanofi.
On April 14, 2020, Sanofi and GlaxoSmithKline (GSK) entered into a collaboration agreement to develop a recombinant COVID-19 vaccine candidate, with Sanofi contributing its S‑protein COVID-19 antigen (based on recombinant DNA technology) and GSK contributing its pandemic adjuvant technology. Sanofi is leading clinical development and the registration process for the vaccine.
On July 31, 2020, the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK was selected by the US government’s Operation Warp Speed (OWS) program. Under the OWS, the US government is providing funds to support further development of the vaccine, including clinical trials and scaling-up of manufacturing capacity. The agreement also provides for the supply of 100 million doses of the vaccine, with payment due at the time vaccine doses are provided.
Sanofi has recognized the funding received from the US government as a deduction from the development expenses incurred, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
For 2021, the amount of government aid received from the US federal government and BARDA that was recognized as a deduction from development expenses was €147 million. For 2020, the amount of government aid received and recognized as a deduction from development expenses was immaterial.
As regards delivery of the 100 million vaccine doses, Sanofi considers this to be a contract with a customer, to be accounted for in accordance with IFRS 15 (Revenue from Contracts with Customers).
In September 2020, Sanofi and GSK signed pre-order contracts with the Canadian and UK governments and with the European Union for doses of the vaccine candidate. During 2021, Sanofi and GSK contractualized with the Canadian and UK governments and with the European Union on the number of doses ordered.
In accordance with IFRS 15 (see Note B.13.1.), Sanofi recognizes revenue when control over the product is transferred to the customer (for vaccines, transfer of control is usually determined by reference to the terms of release and acceptance of batches of vaccine). As of December 31, 2021, the total amount received by Sanofi since signature of the vaccine pre-order contracts was €319 million. In accordance with IFRS 15, those payments are customer contract liabilities (i.e. an obligation for the entity to supply goods to a customer, for which consideration has been received from the customer). They are presented within “Customer contract liabilities” in the balance sheet (see Note D.19.5.), and within “Net change in other current assets and other current liabilities” in the statement of cash flows.
On December 15, 2021, Sanofi and GSK announced positive preliminary data on their COVID-19 booster vaccine candidate and indicated that their Phase III trial was to continue, based on recommendations from an independent monitoring board. This latest phase in the development of the vaccine candidate has not altered the funding commitments made by the US government, or the pre-orders placed by Canada, the UK and the EU.
A.8. Effects of climate change
Risks associated with climate change as assessed to date, and the commitments made by Sanofi on carbon neutrality and cutting greenhouse gas emissions, do not have a material impact on the financial statements.
A.9. Creation and proposed IPO of the new EUROAPI entity
As previously announced, Sanofi is studying the possibility of an initial public offering (IPO) on Euronext Paris during the first half of 2022 of shares of the Sanofi subsidiary EUROAPI, subject to market conditions and obtaining required market authority approvals. The EUROAPI group, which was formed on completion of prior legal reorganization transactions in 2021, houses certain Sanofi group activities in the development, production and marketing of active pharmaceutical ingredients. Given the uncertainties notably around market conditions, Sanofi concluded that not all the IFRS 5 criteria for classifying the assets of the EUROAPI group within Assets held for sale or exchange in the consolidated balance sheet as of December 31, 2021 had been met.
As of December 31, 2021, EUROAPI represented approximately 1% of the total consolidated assets of the Sanofi group, mainly in the form of (i) dedicated industrial facilities at the chemicals sites included in the spin-out and (ii) inventories of the active pharmaceutical ingredients manufactured and commercialized by EUROAPI as of that date.